Care and maintenance	6 Months Ended
Jun. 30, 2026
Care And Maintenance
Care and maintenance

12. Care and maintenance

	For the six months ended
	June 30, 2026	June 30, 2025
	$	$
Contractor	—	23,281
Fuel and reagents	—	12,141
Insurance	—	227,804
Labour	—	240,908
Maintenance	—	80,533
Mechanical parts	—	1,390
Other	—	110,071
Permits and licenses	—	130,398
Supplies	—	32,635
Utilities	—	138,585
Travel	—	26,722
	—	1,024,468

After the Company disposed MRG in August 2025 (Note 5), the Company focused on exploring Goldwedge Property and all exploration expenses incurred on Goldwedge Property are capitalized (Note 8).